Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	$ 1,978,462	$ 1,883,354
Acquisitions	196,717	180,856
Disposals, property, plant and equipment	(10,982)	(13,339)
Depreciation, property, plant and equipment	(195,437)	(200,043)
Reversal of provision for asset impairment		979
Exchange variation losses	(18,958)	130,093
Transfers	2,671
Cash flow/cost review and restatement of interest rates	43,789	(3,186)
Transfers of assets held for sale	252	(252)
Balance at the end of the year	1,996,514	1,978,462
Impairment during the period	0
Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	4,130,590	3,662,146
Balance at the end of the year	4,170,586	4,130,590
Accumulated depreciation/amortization
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	(2,152,128)	(1,778,792)
Balance at the end of the year	(2,174,072)	(2,152,128)
Land and improvements
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	23,779	20,572
Acquisitions	46
Disposals, property, plant and equipment	(930)	(46)
Depreciation, property, plant and equipment	(22)	(20)
Exchange variation losses	(231)	2,274
Transfers	1,573	999
Balance at the end of the year	24,215	23,779
Land and improvements | Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	24,036	20,657
Balance at the end of the year	24,490	24,036
Land and improvements | Accumulated depreciation/amortization
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	(257)	(85)
Balance at the end of the year	(275)	(257)
Dam and buildings
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	544,870	483,967
Acquisitions	100
Disposals, property, plant and equipment	(92)	(593)
Depreciation, property, plant and equipment	(34,175)	(31,145)
Exchange variation losses	(4,309)	38,640
Transfers	71,152	54,001
Balance at the end of the year	$ 577,546	$ 544,870
Average annual depreciation rates - %	4.00%	4.00%
Dam and buildings | Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	$ 980,242	$ 816,001
Balance at the end of the year	1,030,686	980,242
Dam and buildings | Accumulated depreciation/amortization
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	(435,372)	(332,034)
Balance at the end of the year	(453,140)	(435,372)
Machinery, equipment and facilities
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	980,326	963,753
Acquisitions	5,761	489
Disposals, property, plant and equipment	(2,915)	(1,525)
Depreciation, property, plant and equipment	(142,519)	(145,450)
Exchange variation losses	(6,381)	64,510
Transfers	83,297	98,801
Transfers of assets held for sale	252	(252)
Balance at the end of the year	$ 917,821	$ 980,326
Average annual depreciation rates - %	7.00%	7.00%
Machinery, equipment and facilities | Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	$ 2,466,265	$ 2,223,583
Balance at the end of the year	2,422,254	2,466,265
Machinery, equipment and facilities | Accumulated depreciation/amortization
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	(1,485,939)	(1,259,830)
Balance at the end of the year	(1,504,433)	(1,485,939)
Vehicles
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	1,823	2,485
Acquisitions	272
Disposals, property, plant and equipment		(95)
Depreciation, property, plant and equipment	(1,174)	(1,487)
Exchange variation losses	(101)	259
Transfers	2,236	661
Balance at the end of the year	$ 3,056	$ 1,823
Average annual depreciation rates - %	24.00%	21.00%
Vehicles | Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	$ 22,263	$ 20,551
Balance at the end of the year	21,135	22,263
Vehicles | Accumulated depreciation/amortization
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	(20,440)	(18,066)
Balance at the end of the year	(18,079)	(20,440)
Furniture and fixtures
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	2,452	2,837
Acquisitions	307	2
Disposals, property, plant and equipment	(121)	(37)
Depreciation, property, plant and equipment	(509)	(477)
Exchange variation losses	(9)	43
Transfers	131	84
Balance at the end of the year	$ 2,251	$ 2,452
Average annual depreciation rates - %	10.00%	11.00%
Furniture and fixtures | Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	$ 6,895	$ 6,278
Balance at the end of the year	6,743	6,895
Furniture and fixtures | Accumulated depreciation/amortization
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	(4,443)	(3,441)
Balance at the end of the year	(4,492)	(4,443)
Assets and projects under construction, PPE
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	219,254	206,094
Acquisitions	185,688	151,302
Disposals, property, plant and equipment	(6,917)	(42)
Reversal of provision for asset impairment		979
Exchange variation losses	(3,965)	16,987
Transfers	(158,559)	(156,066)
Balance at the end of the year	235,501	219,254
Assets and projects under construction, PPE | Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	219,254	206,094
Balance at the end of the year	235,501	219,254
Asset retirement obligation (ARO)
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	36,716	42,466
Acquisitions	4,303	148
Depreciation, property, plant and equipment	(5,834)	(7,301)
Exchange variation losses	(1,839)	4,589
Cash flow/cost review and restatement of interest rates	43,789	(3,186)
Balance at the end of the year	$ 77,135	$ 36,716
Average annual depreciation rates - %	5.00%	7.00%
Asset retirement obligation (ARO) | Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	$ 132,824	$ 116,695
Balance at the end of the year	178,662	132,824
Asset retirement obligation (ARO) | Accumulated depreciation/amortization
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	(96,108)	(74,229)
Balance at the end of the year	(101,527)	(96,108)
Mining projects
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	168,638	160,664
Acquisitions	240	28,915
Disposals, property, plant and equipment		(11,000)
Depreciation, property, plant and equipment	(11,121)	(14,096)
Exchange variation losses	(2,115)	2,652
Transfers	2,841	1,503
Balance at the end of the year	$ 158,483	$ 168,638
Average annual depreciation rates - %	8.00%	8.00%
Mining projects | Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	$ 271,466	$ 246,208
Balance at the end of the year	243,938	271,466
Mining projects | Accumulated depreciation/amortization
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	(102,828)	(85,544)
Balance at the end of the year	(85,455)	(102,828)
Other PPE
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	604	516
Disposals, property, plant and equipment	(7)	(1)
Depreciation, property, plant and equipment	(83)	(67)
Exchange variation losses	(8)	139
Transfers		17
Balance at the end of the year	506	604
Other PPE | Cost/gross carrying amount
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	7,345	6,079
Balance at the end of the year	7,177	7,345
Other PPE | Accumulated depreciation/amortization
Reconciliation of changes in property plant and equipment
Balance at the beginning of the year	(6,741)	(5,563)
Balance at the end of the year	$ (6,671)	$ (6,741)